UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment  [ ];  Amendment Number:
This Amendment  (Check only one.):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		KING R. ELIOT & ASSOCIATES INC.
Address:	3000 Sand Hill Road, #2-245
		       Menlo Park, CA  94025

Form 13F File Number:     28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara S. Joyner
Title:    V.P. and Treasurer
Phone:    650-854-2882

Signature, Place, and Date of Signing:

     Barbara S. Joyner     Menlo Park, CA     January 24, 2000

REPORT TYPE (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     363,858

List of Other Included Managers:            NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109    23266   457880 SH       OTHER   01                      418328    39552
AT&T Liberty Media Group Class COM              001957208    23167   407778 SH       OTHER   01                      374116    33662
Ask Jeeves, Inc.               COM              045174109     1078     9544 SH       OTHER   01                        9544
Cerus Corporation              COM              157085101     3344   126195 SH       OTHER   01                      126195
Coulter Pharmaceutical         COM              222116105      805    35481 SH       OTHER   01                       35481
HNC Software Inc.              COM              40425P107    42503   401920 SH       OTHER   01                      344120    57800
IDG Books Worldwide, Inc.      COM              449384106     4652   402300 SH       OTHER   01                      369400    32900
Information Resources          COM              456905108    25144  2718289 SH       OTHER   01                     2181936   536353
Intel Corporation              COM              458140100    24101   292794 SH       OTHER   01                      267964    24830
Intuit Inc.                    COM              461202103    20277   338300 SH       OTHER   01                      307500    30800
J. Alexander's Corporation     COM              433096104      297    95000 SH       OTHER   01                       95000
KLA-Tencor Corporation         COM              482480100    44799   402235 SH       OTHER   01                      332660    69575
Microsoft Corporation          COM              594918104      809     6930 SH       OTHER   01                        6930
Network Equipment Technologies COM              641208103    24027  2034025 SH       OTHER   01                     1505400   528625
Oracle Systems Corporation     COM              68389X105      340     3037 SH       OTHER   01                        3037
Rhythms NetConnections Inc.    COM              762430205      631    20368 SH       OTHER   01                       20368
Safeway, Inc.                  COM              786514208    27284   763200 SH       OTHER   01                      698400    64800
Sola International             COM              834092108    17587  1267500 SH       OTHER   01                      984800   282700
State Street Corporation       COM              857477103    25236   345400 SH       OTHER   01                      317300    28100
TiVo Incorporated              COM              888706108      337     9990 SH       OTHER   01                        9365      625
Transaction Systems Architects COM              893416107    26830   958200 SH       OTHER   01                      798500   159700
Visual Networks                COM              928444108    17887   225700 SH       OTHER   01                      206100    19600
Williams-Sonoma, Incorporated  COM              969904101     9458   205600 SH       OTHER   01                      188200    17400
